Calvert
US Large-Cap Growth Responsible Index Fund
December 31, 2021
Schedule of Investments (Unaudited)

Common Stocks — 99.7%

Security	Shares	Value
Aerospace & Defense — 0.1%
Axon Enterprise, Inc.(1)	1,223	$ 192,011
Curtiss-Wright Corp.	180	24,961
HEICO Corp.	750	108,165
Hexcel Corp.(1)	792	41,025
		$ 366,162
Air Freight & Logistics — 0.5%
Expeditors International of Washington, Inc.	2,089	$ 280,532
FedEx Corp.	484	125,182
GXO Logistics, Inc.(1)	1,389	126,163
United Parcel Service, Inc., Class B	5,005	1,072,771
		$1,604,648
Airlines — 0.2%
Alaska Air Group, Inc.(1)	1,444	$75,232
American Airlines Group, Inc.(1)	7,014	125,971
Delta Air Lines, Inc.(1)	7,636	298,415
JetBlue Airways Corp.(1)	3,136	44,657
Southwest Airlines Co.(1)	4,581	196,250
		$740,525
Auto Components — 0.2%
Aptiv PLC(1)	3,269	$539,222
Autoliv, Inc.	389	40,226
Gentex Corp.	2,079	72,453
Lear Corp.	169	30,919
		$682,820
Automobiles — 3.2%
Harley-Davidson, Inc.	912	$34,373
Tesla, Inc.(1)	9,288	9,815,373
		$9,849,746
Banks — 0.2%
First Citizens Bancshares, Inc., Class A	15	$12,448
First Financial Bankshares, Inc.	733	37,266
First Republic Bank	834	172,229
Signature Bank	111	35,905
SVB Financial Group(1)	526	356,754
Western Alliance Bancorp	314	33,802
		$648,404
Beverages — 1.1%
Coca-Cola Co. (The)	36,942	$2,187,336
Security	Shares	Value
Beverages (continued)
PepsiCo, Inc.	7,638	$ 1,326,797
		$ 3,514,133
Biotechnology — 3.6%
AbbVie, Inc.	23,271	$ 3,150,893
Alnylam Pharmaceuticals, Inc.(1)	1,730	293,373
Amgen, Inc.	5,917	1,331,148
Arrowhead Pharmaceuticals, Inc.(1)	1,694	112,312
Biogen, Inc.(1)	1,123	269,430
BioMarin Pharmaceutical, Inc.(1)	1,444	127,577
Blueprint Medicines Corp.(1)	789	84,510
Denali Therapeutics, Inc.(1)	1,118	49,863
Exact Sciences Corp.(1)	2,506	195,042
Exelixis, Inc.(1)	5,681	103,849
Gilead Sciences, Inc.	17,533	1,273,071
Halozyme Therapeutics, Inc.(1)	1,864	74,951
Horizon Therapeutics PLC(1)	3,278	353,237
Incyte Corp.(1)	1,985	145,699
Ionis Pharmaceuticals, Inc.(1)	2,036	61,955
Moderna, Inc.(1)	4,815	1,222,914
Neurocrine Biosciences, Inc.(1)	1,233	105,015
Regeneron Pharmaceuticals, Inc.(1)	1,406	887,917
Sarepta Therapeutics, Inc.(1)	1,435	129,222
Seagen, Inc.(1)	1,911	295,441
Ultragenyx Pharmaceutical, Inc.(1)	866	72,822
United Therapeutics Corp.(1)	233	50,347
Vertex Pharmaceuticals, Inc.(1)	3,484	765,086
		$11,155,674
Building Products — 0.6%
Advanced Drainage Systems, Inc.	920	$125,240
Allegion PLC	1,384	183,297
Armstrong World Industries, Inc.	118	13,702
AZEK Co., Inc. (The)(1)	931	43,049
Carlisle Cos., Inc.	910	225,789
Carrier Global Corp.	1,877	101,808
Fortune Brands Home & Security, Inc.	743	79,427
Johnson Controls International PLC	2,396	194,819
Lennox International, Inc.	568	184,237
Masco Corp.	2,196	154,203
Trane Technologies PLC	1,654	334,158
Trex Co., Inc.(1)	1,428	192,823
Zurn Water Solutions Corp.	756	27,518
		$1,860,070

Calvert
US Large-Cap Growth Responsible Index Fund
December 31, 2021
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Capital Markets — 2.3%
Affiliated Managers Group, Inc.	280	$ 46,063
Ameriprise Financial, Inc.	1,217	367,120
Ares Management Corp., Class A	648	52,663
BlackRock, Inc.	544	498,065
Blackstone, Inc.	1,759	227,597
Cboe Global Markets, Inc.	680	88,672
Charles Schwab Corp. (The)	7,110	597,951
CME Group, Inc.	649	148,270
Evercore, Inc., Class A	209	28,393
FactSet Research Systems, Inc.	481	233,771
Hamilton Lane, Inc., Class A	483	50,048
Houlihan Lokey, Inc.	422	43,685
Intercontinental Exchange, Inc.	3,256	445,323
KKR & Co., Inc.	1,004	74,798
LPL Financial Holdings, Inc.	912	146,002
MarketAxess Holdings, Inc.	505	207,691
Moody's Corp.	2,172	848,340
Morningstar, Inc.	331	113,199
MSCI, Inc.	1,072	656,804
Nasdaq, Inc.	702	147,427
S&P Global, Inc.	3,130	1,477,141
SEI Investments Co.	1,517	92,446
T. Rowe Price Group, Inc.	2,192	431,035
Tradeweb Markets, Inc., Class A	1,442	144,402
		$7,166,906
Chemicals — 1.2%
Air Products & Chemicals, Inc.	1,695	$515,721
Axalta Coating Systems, Ltd.(1)	4,264	141,224
Eastman Chemical Co.	469	56,707
Ecolab, Inc.	3,347	785,173
FMC Corp.	2,203	242,087
International Flavors & Fragrances, Inc.	1,791	269,814
PPG Industries, Inc.	2,096	361,434
Sherwin-Williams Co. (The)	3,682	1,296,653
		$3,668,813
Commercial Services & Supplies — 0.6%
ADT, Inc.	1,220	$10,260
Cintas Corp.	821	363,843
Clean Harbors, Inc.(1)	405	40,407
Copart, Inc.(1)	2,534	384,205
IAA, Inc.(1)	1,606	81,296
MSA Safety, Inc.	563	84,990
Republic Services, Inc.	1,015	141,542
Stericycle, Inc.(1)	435	25,943
Security	Shares	Value
Commercial Services & Supplies (continued)
Tetra Tech, Inc.	561	$ 95,258
Waste Management, Inc.	3,554	593,163
		$ 1,820,907
Communications Equipment — 0.8%
Arista Networks, Inc.(1)	3,196	$ 459,425
Ciena Corp.(1)	560	43,103
Cisco Systems, Inc.	18,391	1,165,438
F5, Inc.(1)	795	194,545
Juniper Networks, Inc.	965	34,460
Lumentum Holdings, Inc.(1)	194	20,519
Motorola Solutions, Inc.	2,066	561,332
		$2,478,822
Construction & Engineering — 0.1%
EMCOR Group, Inc.	422	$53,759
MasTec, Inc.(1)	276	25,469
Quanta Services, Inc.	620	71,089
Valmont Industries, Inc.	151	37,826
		$188,143
Construction Materials — 0.3%
Martin Marietta Materials, Inc.	972	$428,186
Vulcan Materials Co.	2,121	440,277
		$868,463
Consumer Finance — 0.1%
American Express Co.	2,364	$386,751
Credit Acceptance Corp.(1)	15	10,315
		$397,066
Containers & Packaging — 0.3%
AptarGroup, Inc.	674	$82,552
Avery Dennison Corp.	987	213,755
Ball Corp.	3,648	351,193
Crown Holdings, Inc.	773	85,509
Packaging Corp. of America	230	31,314
Sonoco Products Co.	25	1,447
WestRock Co.	636	28,213
		$793,983
Distributors — 0.2%
Genuine Parts Co.	1,149	$161,090
LKQ Corp.	610	36,618
Pool Corp.	455	257,530
		$455,238

Calvert
US Large-Cap Growth Responsible Index Fund
December 31, 2021
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Diversified Consumer Services — 0.1%
Bright Horizons Family Solutions, Inc.(1)	1,017	$ 128,020
Chegg, Inc.(1)	1,783	54,738
Terminix Global Holdings, Inc.(1)	1,040	47,039
		$ 229,797
Diversified Financial Services — 0.1%
Equitable Holdings, Inc.	5,480	$ 179,689
		$ 179,689
Diversified Telecommunication Services — 0.0%(2)
Iridium Communications, Inc.(1)	1,574	$64,991
		$64,991
Electric Utilities — 0.2%
NextEra Energy, Inc.	6,881	$642,410
		$642,410
Electrical Equipment — 0.8%
Acuity Brands, Inc.	243	$51,448
AMETEK, Inc.	3,128	459,941
Eaton Corp. PLC	1,995	344,776
Emerson Electric Co.	3,208	298,248
Generac Holdings, Inc.(1)	1,056	371,628
Hubbell, Inc.	295	61,440
nVent Electric PLC	2,693	102,334
Regal Rexnord Corp.	40	6,807
Rockwell Automation, Inc.	1,105	385,479
Sensata Technologies Holding PLC(1)	2,684	165,576
Sunrun, Inc.(1)	1,537	52,719
Vertiv Holdings Co.	5,961	148,846
		$2,449,242
Electronic Equipment, Instruments & Components — 1.0%
Amphenol Corp., Class A	8,677	$758,890
Corning, Inc.	3,157	117,535
II-VI, Inc.(1)(3)	1,206	82,406
IPG Photonics Corp.(1)	534	91,923
Keysight Technologies, Inc.(1)	3,047	629,236
Littelfuse, Inc.	258	81,188
National Instruments Corp.	1,596	69,697
Novanta, Inc.(1)	706	124,489
Teledyne Technologies, Inc.(1)	653	285,289
Trimble, Inc.(1)	4,348	379,102
Zebra Technologies Corp., Class A(1)	703	418,426
		$3,038,181
Security	Shares	Value
Entertainment — 2.5%
AMC Entertainment Holdings, Inc., Class A(1)	585	$ 15,912
Electronic Arts, Inc.	3,537	466,530
Liberty Media Corp.-Liberty Formula One, Class A(1)	790	46,879
Live Nation Entertainment, Inc.(1)	1,258	150,570
Netflix, Inc.(1)	5,460	3,289,322
Roku, Inc.(1)	1,412	322,218
Take-Two Interactive Software, Inc.(1)	1,501	266,758
Walt Disney Co. (The)(1)	19,386	3,002,698
Warner Music Group Corp., Class A	1,223	52,809
Zynga, Inc., Class A(1)	14,397	92,141
		$7,705,837
Food & Staples Retailing — 0.1%
Costco Wholesale Corp.	296	$168,039
Sysco Corp.	647	50,822
		$218,861
Food Products — 0.5%
Darling Ingredients, Inc.(1)	2,110	$146,202
Freshpet, Inc.(1)	918	87,458
Hershey Co. (The)	1,657	320,580
Hormel Foods Corp.(3)	1,585	77,364
Ingredion, Inc.	1,306	126,212
Kraft Heinz Co. (The)	7,457	267,706
Lamb Weston Holdings, Inc.	2,711	171,823
Lancaster Colony Corp.	380	62,928
McCormick & Co., Inc.	1,777	171,676
Mondelez International, Inc., Class A	1,634	108,350
		$1,540,299
Health Care Equipment & Supplies — 5.0%
Abbott Laboratories	22,821	$3,211,828
ABIOMED, Inc.(1)	644	231,305
Align Technology, Inc.(1)	1,026	674,267
Baxter International, Inc.	5,045	433,063
Becton, Dickinson and Co.	2,340	588,463
Boston Scientific Corp.(1)	19,824	842,123
Cooper Cos., Inc. (The)	9	3,770
DENTSPLY SIRONA, Inc.	3,479	194,093
DexCom, Inc.(1)	1,343	721,124
Edwards Lifesciences Corp.(1)	8,674	1,123,717
Envista Holdings Corp.(1)	2,130	95,978
Globus Medical, Inc., Class A(1)	1,451	104,762
Hologic, Inc.(1)	1,089	83,374
IDEXX Laboratories, Inc.(1)	1,192	784,884
Insulet Corp.(1)	965	256,758

Calvert
US Large-Cap Growth Responsible Index Fund
December 31, 2021
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Health Care Equipment & Supplies (continued)
Integra LifeSciences Holdings Corp.(1)	852	$ 57,075
Intuitive Surgical, Inc.(1)	4,956	1,780,691
Masimo Corp.(1)	716	209,630
Medtronic PLC	9,918	1,026,017
Neogen Corp.(1)	1,648	74,836
Nevro Corp.(1)	35	2,837
Novocure, Ltd.(1)	1,545	115,999
Penumbra, Inc.(1)	558	160,325
Quidel Corp.(1)	663	89,498
ResMed, Inc.	1,988	517,834
STAAR Surgical Co.(1)	928	84,726
STERIS PLC	1,065	259,232
Stryker Corp.	4,830	1,291,639
Teleflex, Inc.	724	237,820
Zimmer Biomet Holdings, Inc.	2,268	288,127
		$15,545,795
Health Care Providers & Services — 0.2%
Amedisys, Inc.(1)	442	$71,551
Chemed Corp.	226	119,563
DaVita, Inc.(1)	420	47,779
Encompass Health Corp.	419	27,344
Guardant Health, Inc.(1)	1,401	140,128
HealthEquity, Inc.(1)	989	43,753
LHC Group, Inc.(1)	341	46,795
Molina Healthcare, Inc.(1)	24	7,634
Progyny, Inc.(1)	1,303	65,606
R1 RCM, Inc.(1)	1,750	44,608
		$614,761
Health Care Technology — 0.4%
Cerner Corp.	2,622	$243,505
Change Healthcare, Inc.(1)	1,226	26,212
Omnicell, Inc.(1)	695	125,406
Teladoc Health, Inc.(1)(3)	2,243	205,952
Veeva Systems, Inc., Class A(1)	1,802	460,375
		$1,061,450
Hotels, Restaurants & Leisure — 2.3%
Aramark	1,311	$48,310
Booking Holdings, Inc.(1)	517	1,240,402
Chipotle Mexican Grill, Inc.(1)	450	786,713
Choice Hotels International, Inc.	632	98,586
Darden Restaurants, Inc.	1,682	253,377
Domino's Pizza, Inc.	578	326,183
Expedia Group, Inc.(1)	1,021	184,515
Security	Shares	Value
Hotels, Restaurants & Leisure (continued)
Hilton Worldwide Holdings, Inc.(1)	2,208	$ 344,426
Hyatt Hotels Corp., Class A(1)	584	56,006
Marriott International, Inc., Class A(1)	2,085	344,525
Marriott Vacations Worldwide Corp.	385	65,057
Planet Fitness, Inc., Class A(1)	1,231	111,504
Royal Caribbean Cruises, Ltd.(1)	2,201	169,257
Starbucks Corp.	16,859	1,971,997
Texas Roadhouse, Inc.	1,366	121,956
Travel + Leisure Co.	727	40,181
Vail Resorts, Inc.	436	142,964
Wendy's Co. (The)	2,374	56,620
Wyndham Hotels & Resorts, Inc.	983	88,126
Yum! Brands, Inc.	4,677	649,448
		$7,100,153
Household Durables — 0.3%
D.R. Horton, Inc.	875	$94,894
Helen of Troy, Ltd.(1)	373	91,187
NVR, Inc.(1)	61	360,441
Tempur Sealy International, Inc.	2,133	100,315
TopBuild Corp.(1)	580	160,028
		$806,865
Household Products — 0.8%
Church & Dwight Co., Inc.	1,909	$195,672
Clorox Co. (The)	886	154,483
Colgate-Palmolive Co.	7,211	615,387
Kimberly-Clark Corp.	891	127,342
Procter & Gamble Co. (The)	9,099	1,488,414
		$2,581,298
Independent Power and Renewable Electricity Producers — 0.0%(2)
AES Corp. (The)	3,301	$80,214
Brookfield Renewable Corp., Class A	1,103	40,624
		$120,838
Industrial Conglomerates — 0.3%
3M Co.	1,937	$344,069
Roper Technologies, Inc.	1,151	566,131
		$910,200
Insurance — 0.4%
American International Group, Inc.	634	$36,049
Brown & Brown, Inc.	1,864	131,002
Erie Indemnity Co., Class A	335	64,541
Marsh & McLennan Cos., Inc.	4,103	713,184

Calvert
US Large-Cap Growth Responsible Index Fund
December 31, 2021
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Insurance (continued)
MetLife, Inc.	3,107	$ 194,157
Primerica, Inc.	44	6,744
RLI Corp.	64	7,174
Willis Towers Watson PLC	443	105,208
		$ 1,258,059
Interactive Media & Services — 6.0%
Alphabet, Inc., Class A(1)	5,974	$ 17,306,917
Angi, Inc.(1)	1,810	16,670
Match Group, Inc.(1)	3,527	466,446
Snap, Inc., Class A(1)	12,380	582,231
TripAdvisor, Inc.(1)	250	6,815
Ziff Davis, Inc.(1)	523	57,980
ZoomInfo Technologies, Inc., Class A(1)	2,616	167,947
		$18,605,006
Internet & Direct Marketing Retail — 5.1%
Amazon.com, Inc.(1)	4,390	$14,637,753
Chewy, Inc., Class A(1)(3)	1,490	87,865
eBay, Inc.	6,242	415,093
Etsy, Inc.(1)	1,449	317,244
Stitch Fix, Inc., Class A(1)	702	13,282
Wayfair, Inc., Class A(1)(3)	848	161,094
		$15,632,331
IT Services — 6.5%
Accenture PLC, Class A	7,058	$2,925,894
Akamai Technologies, Inc.(1)	2,198	257,254
Automatic Data Processing, Inc.	2,737	674,890
Block, Inc., Class A(1)	4,953	799,959
Broadridge Financial Solutions, Inc.	1,316	240,591
Cognizant Technology Solutions Corp., Class A	2,439	216,388
Concentrix Corp.	689	123,069
EPAM Systems, Inc.(1)	717	479,279
Euronet Worldwide, Inc.(1)	605	72,098
Fidelity National Information Services, Inc.	965	105,330
Fiserv, Inc.(1)	7,800	809,562
Gartner, Inc.(1)	1,023	342,009
Genpact, Ltd.	1,816	96,393
Jack Henry & Associates, Inc.	868	144,947
Mastercard, Inc., Class A	10,939	3,930,602
MAXIMUS, Inc.	651	51,865
Okta, Inc.(1)	1,804	404,403
Paychex, Inc.	2,520	343,980
PayPal Holdings, Inc.(1)	14,216	2,680,853
Switch, Inc., Class A	902	25,833
Security	Shares	Value
IT Services (continued)
TTEC Holdings, Inc.	268	$ 24,267
Twilio, Inc., Class A(1)	2,124	559,334
VeriSign, Inc.(1)	1,317	334,281
Visa, Inc., Class A	20,442	4,429,986
WEX, Inc.(1)	721	101,221
		$ 20,174,288
Leisure Products — 0.1%
Brunswick Corp.	641	$ 64,568
Callaway Golf Co.(1)	1,142	31,336
Hasbro, Inc.	312	31,755
Mattel, Inc.(1)	1,912	41,223
YETI Holdings, Inc.(1)	950	78,689
		$247,571
Life Sciences Tools & Services — 3.7%
10X Genomics, Inc., Class A(1)	1,125	$167,580
Agilent Technologies, Inc.	4,197	670,051
Avantor, Inc.(1)	7,768	327,344
Bio-Rad Laboratories, Inc., Class A(1)	12	9,067
Bio-Techne Corp.	530	274,190
Bruker Corp.	1,478	124,019
Charles River Laboratories International, Inc.(1)	674	253,950
Danaher Corp.	7,729	2,542,918
Illumina, Inc.(1)	2,145	816,044
IQVIA Holdings, Inc.(1)	2,694	760,085
Medpace Holdings, Inc.(1)	425	92,497
Mettler-Toledo International, Inc.(1)	324	549,896
NeoGenomics, Inc.(1)	2,359	80,489
PerkinElmer, Inc.	1,533	308,225
Repligen Corp.(1)	697	184,593
Syneos Health, Inc.(1)	1,274	130,814
Thermo Fisher Scientific, Inc.	5,000	3,336,200
Waters Corp.(1)	844	314,474
West Pharmaceutical Services, Inc.	1,052	493,399
		$11,435,835
Machinery — 2.0%
AGCO Corp.	25	$2,901
Caterpillar, Inc.	4,466	923,301
Chart Industries, Inc.(1)	398	63,477
CNH Industrial NV(3)	2,814	54,676
Colfax Corp.(1)	2,555	117,453
Crane Co.	46	4,680
Cummins, Inc.	396	86,384
Deere & Co.	2,311	792,419

Calvert
US Large-Cap Growth Responsible Index Fund
December 31, 2021
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Machinery (continued)
Donaldson Co., Inc.	1,543	$ 91,438
Dover Corp.	1,029	186,866
Flowserve Corp.	162	4,957
Gates Industrial Corp. PLC(1)	1,738	27,652
Graco, Inc.	2,797	225,494
IDEX Corp.	1,021	241,283
Illinois Tool Works, Inc.	3,548	875,646
Ingersoll Rand, Inc.	3,638	225,083
ITT, Inc.	1,633	166,876
John Bean Technologies Corp.	404	62,038
Lincoln Electric Holdings, Inc.	605	84,379
Middleby Corp. (The)(1)	753	148,160
Nordson Corp.	704	179,710
Oshkosh Corp.	65	7,326
Otis Worldwide Corp.	5,790	504,135
Parker-Hannifin Corp.	840	267,221
Pentair PLC	733	53,531
RBC Bearings, Inc.(1)	352	71,093
Snap-on, Inc.	130	27,999
Stanley Black & Decker, Inc.	238	44,892
Timken Co. (The)	46	3,187
Toro Co. (The)	1,568	156,659
Watts Water Technologies, Inc., Class A	210	40,776
Westinghouse Air Brake Technologies Corp.	359	33,068
Woodward, Inc.	512	56,044
Xylem, Inc.	2,335	280,013
		$6,110,817
Media — 0.5%
Altice USA, Inc., Class A(1)	1,691	$27,360
Cable One, Inc.	57	100,517
Charter Communications, Inc., Class A(1)	1,173	764,761
Comcast Corp., Class A	1,724	86,769
Discovery, Inc., Class A(1)	50	1,177
Interpublic Group of Cos., Inc. (The)	981	36,738
Liberty Broadband Corp., Class C(1)	2,118	341,210
New York Times Co. (The), Class A	2,061	99,546
Sirius XM Holdings, Inc.(3)	13,353	84,792
		$1,542,870
Metals & Mining — 0.0%(2)
Steel Dynamics, Inc.	25	$1,552
		$1,552
Multiline Retail — 0.2%
Dollar General Corp.	1,287	$303,513
Security	Shares	Value
Multiline Retail (continued)
Nordstrom, Inc.(1)	25	$ 565
Ollie's Bargain Outlet Holdings, Inc.(1)(3)	587	30,049
Target Corp.	1,368	316,610
		$ 650,737
Oil, Gas & Consumable Fuels — 0.0%(2)
New Fortress Energy, Inc.(3)	902	$ 21,774
		$ 21,774
Paper & Forest Products — 0.0%(2)
Louisiana-Pacific Corp.	592	$46,383
		$46,383
Personal Products — 0.3%
Coty, Inc., Class A(1)	3,419	$35,899
Estee Lauder Cos., Inc. (The), Class A	2,679	991,766
		$1,027,665
Pharmaceuticals — 3.0%
Bristol-Myers Squibb Co.	29,312	$1,827,603
Catalent, Inc.(1)	2,248	287,812
Elanco Animal Health, Inc.(1)	4,555	129,271
Eli Lilly & Co.	10,550	2,914,121
Jazz Pharmaceuticals PLC(1)	699	89,053
Merck & Co., Inc.	29,804	2,284,179
Organon & Co.	3,045	92,720
Royalty Pharma PLC, Class A	2,111	84,123
Zoetis, Inc.	6,607	1,612,306
		$9,321,188
Professional Services — 0.8%
ASGN, Inc.(1)	396	$48,866
Booz Allen Hamilton Holding Corp.	876	74,276
CoStar Group, Inc.(1)	5,257	415,461
Dun & Bradstreet Holdings, Inc.(1)	1,990	40,775
Exponent, Inc.	884	103,189
FTI Consulting, Inc.(1)	326	50,015
IHS Markit, Ltd.	5,216	693,311
ManpowerGroup, Inc.	25	2,433
Nielsen Holdings PLC	5,804	119,040
Robert Half International, Inc.	894	99,699
TransUnion	2,508	297,399
TriNet Group, Inc.(1)	407	38,771
Upwork, Inc.(1)	1,773	60,566
Verisk Analytics, Inc.	2,057	470,497
		$2,514,298

Calvert
US Large-Cap Growth Responsible Index Fund
December 31, 2021
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Real Estate Management & Development — 0.2%
CBRE Group, Inc., Class A(1)	4,141	$ 449,340
eXp World Holdings, Inc.(3)	1,129	38,036
Redfin Corp.(1)(3)	2,062	79,160
Zillow Group, Inc., Class C(1)	2,458	156,943
		$ 723,479
Road & Rail — 0.8%
Avis Budget Group, Inc.(1)	665	$ 137,901
J.B. Hunt Transport Services, Inc.	799	163,316
Landstar System, Inc.	515	92,195
Norfolk Southern Corp.	1,187	353,382
Old Dominion Freight Line, Inc.	1,223	438,299
Saia, Inc.(1)	342	115,264
Union Pacific Corp.	3,987	1,004,445
XPO Logistics, Inc.(1)	1,424	110,260
		$2,415,062
Semiconductors & Semiconductor Equipment — 8.5%
Advanced Micro Devices, Inc.(1)	15,095	$2,172,170
Allegro MicroSystems, Inc.(1)	1,331	48,156
Analog Devices, Inc.	3,986	700,619
Applied Materials, Inc.	11,292	1,776,909
Azenta, Inc.	1,043	107,544
Broadcom, Inc.	4,287	2,852,613
Enphase Energy, Inc.(1)	1,595	291,789
Entegris, Inc.	1,689	234,062
Intel Corp.	3,486	179,529
KLA Corp.	1,962	843,876
Lam Research Corp.	1,782	1,281,525
Lattice Semiconductor Corp.(1)	1,876	144,565
Marvell Technology, Inc.	7,354	643,401
Microchip Technology, Inc.	6,978	607,505
Micron Technology, Inc.	14,160	1,319,004
MKS Instruments, Inc.	697	121,396
Monolithic Power Systems, Inc.	578	285,145
NVIDIA Corp.	27,511	8,091,260
ON Semiconductor Corp.(1)	5,291	359,365
Power Integrations, Inc.	791	73,476
Qorvo, Inc.(1)	1,494	233,647
Silicon Laboratories, Inc.(1)	488	100,733
Skyworks Solutions, Inc.	2,052	318,347
SolarEdge Technologies, Inc.(1)	650	182,370
Teradyne, Inc.	2,713	443,657
Texas Instruments, Inc.	11,585	2,183,425
Universal Display Corp.	541	89,281
Wolfspeed, Inc.(1)	409	45,714
Security	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Xilinx, Inc.	3,164	$ 670,863
		$ 26,401,946
Software — 15.9%
Adobe, Inc.(1)	5,869	$ 3,328,075
Altair Engineering, Inc., Class A(1)	367	28,376
Alteryx, Inc., Class A(1)	924	55,902
Anaplan, Inc.(1)	1,195	54,791
ANSYS, Inc.(1)	1,084	434,814
Appfolio, Inc., Class A(1)	282	34,139
Appian Corp.(1)	314	20,476
Aspen Technology, Inc.(1)	960	146,112
Autodesk, Inc.(1)	2,836	797,455
Avalara, Inc.(1)	1,125	145,249
Bill.com Holdings, Inc.(1)	1,267	315,673
Black Knight, Inc.(1)	1,559	129,225
Blackline, Inc.(1)	887	91,840
Cadence Design Systems, Inc.(1)	3,438	640,671
Citrix Systems, Inc.	1,806	170,830
Consensus Cloud Solutions, Inc.(1)	174	10,069
Coupa Software, Inc.(1)	948	149,831
CrowdStrike Holdings, Inc., Class A(1)	96	19,656
DocuSign, Inc.(1)	2,459	374,530
Dolby Laboratories, Inc., Class A	667	63,512
Duck Creek Technologies, Inc.(1)	856	25,774
Dynatrace, Inc.(1)	2,533	152,867
Fair Isaac Corp.(1)	342	148,315
Five9, Inc.(1)	1,049	144,049
Guidewire Software, Inc.(1)	1,184	134,419
HubSpot, Inc.(1)	595	392,194
Intuit, Inc.	3,456	2,222,968
Manhattan Associates, Inc.(1)	924	143,673
McAfee Corp., Class A	1,538	39,665
Microsoft Corp.	77,371	26,021,415
MicroStrategy, Inc., Class A(1)(3)	155	84,396
NCR Corp.(1)	958	38,512
NortonLifeLock, Inc.	4,499	116,884
Nuance Communications, Inc.(1)	3,524	194,948
Nutanix, Inc., Class A(1)	100	3,186
Oracle Corp.	18,376	1,602,571
Palo Alto Networks, Inc.(1)	1,253	697,620
Paycom Software, Inc.(1)	642	266,552
Paylocity Holding Corp.(1)	607	143,349
Pegasystems, Inc.	507	56,693
PTC, Inc.(1)	1,338	162,099
Q2 Holdings, Inc.(1)	948	75,309
Rapid7, Inc.(1)	670	78,852

Calvert
US Large-Cap Growth Responsible Index Fund
December 31, 2021
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Software (continued)
RingCentral, Inc., Class A(1)	1,116	$ 209,083
salesforce.com, inc.(1)	11,961	3,039,649
ServiceNow, Inc.(1)	2,484	1,612,389
Smartsheet, Inc., Class A(1)	1,522	117,879
Splunk, Inc.(1)	2,024	234,217
SS&C Technologies Holdings, Inc.	3,063	251,105
Synopsys, Inc.(1)	1,978	728,893
Teradata Corp.(1)	1,351	57,377
Trade Desk, Inc. (The), Class A(1)	5,562	509,702
Tyler Technologies, Inc.(1)	530	285,113
VMware, Inc., Class A	2,744	317,975
Workday, Inc., Class A(1)	2,407	657,544
Workiva, Inc.(1)	448	58,459
Zendesk, Inc.(1)	1,544	161,024
Zoom Video Communications, Inc., Class A(1)	2,705	497,477
Zscaler, Inc.(1)	1,084	348,322
		$49,043,744
Specialty Retail — 3.5%
Advance Auto Parts, Inc.	8	$1,919
American Eagle Outfitters, Inc.(3)	1,255	31,777
AutoZone, Inc.(1)	234	490,555
Bath & Body Works, Inc.	791	55,204
Burlington Stores, Inc.(1)	857	249,824
CarMax, Inc.(1)	327	42,585
Carvana Co.(1)	889	206,061
Five Below, Inc.(1)	754	155,995
Floor & Decor Holdings, Inc., Class A(1)	1,181	153,542
GameStop Corp., Class A(1)(3)	144	21,368
Home Depot, Inc. (The)	11,849	4,917,454
Leslie's, Inc.(1)	2,467	58,369
Lowe's Cos., Inc.	6,018	1,555,533
O'Reilly Automotive, Inc.(1)	797	562,865
RH(1)	219	117,371
Ross Stores, Inc.	4,123	471,177
TJX Cos., Inc. (The)	12,841	974,889
Tractor Supply Co.	1,299	309,941
Ulta Beauty, Inc.(1)	620	255,651
Victoria's Secret & Co.(1)	130	7,220
Williams-Sonoma, Inc.	503	85,072
		$10,724,372
Technology Hardware, Storage & Peripherals — 10.2%
Apple, Inc.	173,033	$30,725,470
Dell Technologies, Inc., Class C(1)	509	28,590
NetApp, Inc.	2,340	215,257
Security	Shares	Value
Technology Hardware, Storage & Peripherals (continued)
Pure Storage, Inc., Class A(1)	2,781	$ 90,521
Seagate Technology Holdings PLC	1,612	182,124
Western Digital Corp.(1)	3,823	249,298
		$ 31,491,260
Textiles, Apparel & Luxury Goods — 1.2%
Capri Holdings, Ltd.(1)	869	$ 56,407
Columbia Sportswear Co.	337	32,837
Crocs, Inc.(1)	700	89,754
Deckers Outdoor Corp.(1)	349	127,842
Hanesbrands, Inc.	3,222	53,872
Levi Strauss & Co., Class A	1,562	39,097
lululemon Athletica, Inc.(1)	1,324	518,280
NIKE, Inc., Class B	14,241	2,373,547
PVH Corp.	1,072	114,329
Ralph Lauren Corp.	277	32,924
Skechers USA, Inc., Class A(1)	1,063	46,134
Tapestry, Inc.	1,825	74,095
Under Armour, Inc., Class A(1)	327	6,929
VF Corp.	3,112	227,861
		$3,793,908
Trading Companies & Distributors — 0.4%
Fastenal Co.	6,229	$399,030
MSC Industrial Direct Co., Inc., Class A	392	32,952
SiteOne Landscape Supply, Inc.(1)	508	123,078
United Rentals, Inc.(1)	943	313,349
Univar Solutions, Inc.(1)	1,340	37,989
W.W. Grainger, Inc.	428	221,807
WESCO International, Inc.(1)	325	42,767
		$1,170,972
Water Utilities — 0.1%
American Water Works Co., Inc.	1,170	$220,966
Essential Utilities, Inc.	892	47,892
		$268,858
Wireless Telecommunication Services — 0.1%
T-Mobile US, Inc.(1)	2,649	$307,231
		$307,231
Total Common Stocks (identified cost $181,567,409)		$308,002,396

Calvert
US Large-Cap Growth Responsible Index Fund
December 31, 2021
Schedule of Investments (Unaudited) — continued

Short-Term Investments — 0.6%
Affiliated Fund — 0.5%
Description	Units	Value
Calvert Cash Reserves Fund, LLC, 0.06%(4)	1,584,599	$ 1,584,599
Total Affiliated Fund (identified cost $1,584,599)		$ 1,584,599
Securities Lending Collateral — 0.1%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 0.03%(5)	366,872	$ 366,872
Total Securities Lending Collateral (identified cost $366,872)		$ 366,872
Total Short-Term Investments (identified cost $1,951,471)		$ 1,951,471
Total Investments — 100.3% (identified cost $183,518,880)		$309,953,867
Other Assets, Less Liabilities — (0.3)%		$ (848,378)
Net Assets — 100.0%		$309,105,489

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Non-income producing security.
(2)	Amount is less than 0.05%.
(3)	All or a portion of this security was on loan at December 31, 2021. The aggregate market value of securities on loan at December 31, 2021 was $923,892 and the total market value of the collateral received by the Fund was $968,696, comprised of cash of $366,872 and U.S. government and/or agencies securities of $601,824.
(4)	Affiliated investment company, available to Calvert portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of December 31, 2021.
(5)	Represents investment of cash collateral received in connection with securities lending.

Calvert
US Large-Cap Growth Responsible Index Fund
December 31, 2021
Schedule of Investments (Unaudited) — continued

The Fund did not have any open derivative instruments at December 31, 2021.
At December 31, 2021, the value of the Fund’s investment in affiliated funds was $1,584,599, which represents 0.5% of the Fund’s net assets. Transactions in affiliated funds by the Fund for the fiscal year to date ended December 31, 2021 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period
Short-Term Investments
Calvert Cash Reserves Fund, LLC	$556,919	$17,265,259	$(16,237,486)	$(37)	$(56)	$1,584,599	$146	1,584,599
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of December 31, 2021, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$308,002,396(1)	$ —	$ —	$308,002,396
Short-Term Investments:
Affiliated Fund	—	1,584,599	—	1,584,599
Securities Lending Collateral	366,872	—	—	366,872
Total Investments	$308,369,268	$1,584,599	$ —	$309,953,867

(1)	The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.